Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Entity Registrant Name	NORBORD INC.
Entity Central Index Key	0000877365
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Amendment Description
Entity Address, City or Town	Toronto
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Address, State or Province	ON
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Entity File Number	001-37694
Entity Address, Address Line One	1 Toronto Street
Entity Address, Address Line Two	Suite 600
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 2W4
City Area Code	416
Local Phone Number	365-0705
Entity Common Stock, Shares Outstanding	80,719,875
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	Z4
Business Contact
Document Information [Line Items]
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Address Line Two	23rd Floor
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	880-6010
Contact Personnel Name	Andrew J. Beck